INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAX DOMESTIC AND FOREIGN
	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Domestic	$(8,726)	$(183)	$(4,151)
Foreign	(21,075)	(60,396)	33,246
(Loss) / Income before income tax	$(29,801)	$(60,579)	$29,095

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The components of the income tax (expense) / benefit (benefit), all of which is foreign, are as follows (in US$ thousands):

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Current tax expense	$16,880	$16,129	$15,781
Deferred tax expense (benefit)	(10,261)	(12,140)	(3,241)
Income tax expense / (benefit)	$6,619	$3,989	$12,540

SCHEDULE OF DEFERRED INCOME TAX ASSETS (LIABILITIES)

Deferred taxes have been recognized for temporary differences and carryforwards that will have effects on income taxes payable or receivables in future years. The components of net deferred tax liabilities and assets are as follows (in US$ thousands):

	As of
	December 31, 2022	December 31, 2021

Deferred Tax Assets
Property, plant and equipment	$4,644	$4,252
Net operating loss carryforward	26,514	18,056
Temporary differences due to restatement (Note 4)	-	5,166
Total deferred tax assets	31,158	27,474
Less: valuation allowance	(10,042)	(8,582)
Deferred tax assets, net of valuation allowance	$21,116	$18,892

Deferred Tax Liabilities
Property, plant and equipment	$(4,335)	$(4,086)
Intangible assets	(15,408)	(18,528)
Temporary differences due to restatement (Note 4)	-	(5,166)
Total deferred tax liabilities	(19,743)	(27,780)
Net deferred tax asset / (liability)	$1,373	$(8,888)

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020 (As restated, Note 4)

Income tax at statutory rate (BVI and UAE 0%)	$-	$-	$-
Foreign tax rate differential	(1,498)	(6,981)	5,510
Tax effect of adjustments to prior years current tax expense	-	(997)	(1,206)
Tax effect of adjustments to prior years deferred taxes	-	-	-
Reversal of tax liability on expiration of limitation period	-	-	-
Effect of changes in valuation allowances	(1,460)	1,391	3,300
Unrecognized tax benefits	9,577	10,576	4,936
Other	-	-	-
Income tax expense / (benefit)	$6,619	$3,989	$12,540

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

A summary of activity related to the net unrecognized tax benefits is as follows:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020 (As restated, Note 4)

Balance at beginning of period	$51,002	$33,336	$24,974
Additions from tax positions adjusted in purchase accounting	-	-	-
Additions from tax positions related to the current period	16,953	26,916	10,825
Additions from tax positions related to prior periods	-	311	27
Reductions from tax positions related to earlier periods	(5,485)	(8,512)	(762)
Reductions on account of statute expiry	-	-
Settlement of tax positions	(1,355)	(1,049)	(1,728)
Balance at end of period	$61,115	$51,002	$33,336